UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866

___Templeton Emerging Markets Income Fund____
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of principal executive offices) (Zip code)

Alison E. Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 06/30/2023

Item 1. Proxy Voting Records.

Templeton Emerging Markets Income Fund

PLATINUM GROUP METALS LTD. Meeting Date: FEB 28, 2023 Record Date: JAN 13, 2023 Meeting Type: ANNUAL
Ticker: PTM Security ID: 72765Q882
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Diana J. Walters	Management	For	For
1.2	Elect Director Frank R. Hallam	Management	For	For
1.3	Elect Director Timothy D. Marlow	Management	For	For
1.4	Elect Director John A. Copelyn	Management	For	For
1.5	Elect Director Stuart Harshaw	Management	For	For
1.6	Elect Director Paul Mpho Makwana	Management	For	For
2	Approve PricewaterhouseCoopers LLP as Auditors and Authorize Board to Fix Their Remuneration	Management	For	For

3	Re-approve Share Compensation Plan	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Templeton Emerging Markets Income Fund______

By (Signature and Title)* /s/MATTHEW T. HINKLE__

Matthew T. Hinkle,

Chief Executive Officer – Finance and Administration

Date August 24, 2023__

* Print the name and title of each signing officer under his or her signature.